CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Equity Balance, Value at Dec. 31, 2011	$ 170,000	$ 151,277,894	$ 2,136,739	$ 153,584,633
Equity Balance, Shares at Dec. 31, 2011	170,000
Comprehensive Income (Loss):
Net Income (Loss)		32,748,715		32,748,715
Other Comprehensive Income (Loss)			(38,121)	(38,121)
Total Comprehensive Income (Loss)				32,710,594
Cash Distributions Paid		(9,761,394)		(9,761,394)
Equity Balance, Value at Dec. 31, 2012	170,000	174,265,215	2,098,618	176,533,833
Equity Balance, Shares at Dec. 31, 2012	170,000
Comprehensive Income (Loss):
Net Income (Loss)		34,407,761		34,407,761
Other Comprehensive Income (Loss)			(4,571,352)	(4,571,352)
Total Comprehensive Income (Loss)				29,836,409
Cash Distributions Paid		(14,017,609)		(14,017,609)
Equity Balance, Value at Dec. 31, 2013	170,000	194,655,367	(2,472,734)	192,352,633
Equity Balance, Shares at Dec. 31, 2013	170,000
Comprehensive Income (Loss):
Net Income (Loss)		33,333,746		33,333,746
Other Comprehensive Income (Loss)			6,136,209	6,136,209
Total Comprehensive Income (Loss)				39,469,955
Cash Distributions Paid		(23,375,402)		(23,375,402)
Equity Balance, Value at Dec. 31, 2014	$ 170,000	$ 204,613,711	$ 3,663,475	$ 208,447,186
Equity Balance, Shares at Dec. 31, 2014	170,000